Basis of Presentation and Consolidation (Tables)	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Consolidation
Schedule of weighted average ownership interest in the operating partnership

	For the Year Ended December 31,
	2011	2010	2009
Weighted average ownership interest	82.9%	83.2%	82.4%